Subordinated liabilities - HSBC Holdings Subordinated Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,260,288	$ 2,220,739
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	97,614	87,730
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	24,997	29,271
At cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	20,651	17,988
At cost | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	17,715	15,877
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	148,505	94,429
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	14,282	23,831
Financial liabilities designated at fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	25,049	30,890
Financial liabilities designated at fair value | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 7,282	$ 13,394